CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited)
Revenue, Net	$ 2	$ 338,949	$ 1,292,479	$ 237,980
Cost of revenue	0	(337,826)	(1,287,084)	(233,757)
Gross profit	2	1,123	5,395	4,223
Operating Expenses:
General And Administrative Expenses	(26,330)	(18,475)	(250,680)	(4,111,983)
Legal and professional fee	(6,084)	(19,884)	(44,729)	(64,013)
Total Operating Expense			(295,409)	(4,175,996)
Total operating expenses	(32,414)	(38,359)	(290,014)	(4,171,773)
Other Income (expense):
Interest expense		(2,172)	(4,170)	(1,028)
Sundry income	12,813	0
Government Subsidy			6,419	23,853
Interest Income			2	1
Total other income (expense)	12,813	(2,172)	2,251	22,826
LOSS BEFORE INCOME TAXES	(19,599)	(39,408)	(287,763)	(4,148,947)
Income tax expense	0	0	0	0
NET LOSS	(19,599)	(39,408)	(287,763)	(4,148,947)
Other Comprehensive Income (loss) :
Foreign currency translation gain	1,109	309	612	(331)
COMPREHENSIVE LOSS	$ (18,490)	$ (39,099)	$ (287,151)	$ (4,149,278)
Net Loss Per Share
Basic and diluted net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.03)
Weighted Average Shares Outstanding
Basic and diluted weighted average shares outstanding	219,614,098	340,268,500	219,614,098	165,747,163